Related Party Transactions	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Related Party Transactions

NOTE 6: Related Party Transactions

Due to affiliates and related parties consists of the following:

	July 31, 2013	January 31, 2013
Related party loans
Loans to the Company	$61,370	$194,824
Notes payable for accrued compensation	273,000	273,000
Total related party loans	334,370	467,824
Related party payable
Accrued compensation	128,000	6,000
Reimbursable expenses	(9,056)	37
Total related party payable	118,944	6,037
Total related party transactions	$453,314	$473,861

During the six months ended July 31, 2013, cash loans decreased by $(133,454), unpaid compensation increased by $122,000, and reimbursable expenses receivable increased by $(9,093). As at July 31, 2013, affiliates and related parties are due a total of $453,314, which is comprised of $61,370 in cash loans, $273,000 of accrued compensation converted to notes payable, $128,000 in unpaid compensation, and $(9,056) due from related parties for reimbursable expenses.~

On August 31, 2012, the Company issued a Promissory Note in the amount of $168,000 to Huntington Chase Financial Group (“HCFG”), a Nevada corporation, whose principal is a related party, for all unpaid compensation owing under a related consulting agreement dated July 10, 2008.  The promissory note is payable within three (3) years, and accrues interest at a rate of 7% per annum.  Interest in the amount of $10,761 and $4,930 has been accrued as of July 31, 2013 and January 31, 2013, respectively, and is included as an accrued expense on the accompanying consolidated balance sheets.

On January 1, 2013, the Company entered into a Consulting Agreement with HCFG. The consulting agreement provides for HCFG to provide advisory services to the Company for a period of three years for compensation in the amount of $15,000 per month, plus a one-time payment of $90,000 for prior services rendered.  On January 31, 2013, a Promissory Note was issued by the Company in the amount of $105,000 for unpaid compensation owing under this agreement through January 31, 2013.  The promissory note is payable within three (3) years, and accrues interest at a rate of 7% per annum. Interest in the amount of $3,645 and $0 has been accrued as of July 31, 2013 and January 31, 2013, respectively, and is included as an accrued expense on the accompanying consolidated balance sheets. In addition, as of July 31, 2013, $90,000 in compensation not included in the promissory note has been recorded as related party unpaid compensation.

On January 7, 2013, the Company issued a Convertible Promissory Note in the amount of $195,000 to a related party for cash loans made to the Company.  The promissory note accrues interest at a rate of 6% per annum, and is convertible into the Company’s common stock. A total of $133,454 and $176, in principal repayments were made during the six months ended July 31, 2013 and the year ended January 31, 2013, respectively, resulting in a principal balance of $61,370 and $194,824 as of July 31, 2013 and January 31, 2013, respectively.  Interest in the amount of $13,180 and $9,485 has been accrued as of July 31, 2013 and January 31, 2013, respectively, and is included as an accrued expense on the accompanying consolidated balance sheets.

On September 1, 2012, the Company entered into an employment agreement with Mr. Michael J. Borkowski (the “Employment Agreement”) to serve as the Company’s President, CEO, and Director of the Board of Directors. The Employment Agreement is for a term of three (3) years, and includes compensation in the amount of $72,000 per year, bonus compensation in the amount of $100,000 contingent upon the Company meeting certain goals, 5,000,000 stock options, and certain other benefits in the event they are offered by the Company in the future. As of July 31, 2013 and January 31, 2013, respectively, $38,000 and $6,000 has been recorded as related party unpaid compensation.

As of July 31, 2013 and January 31, 2013, respectively, the Company has accrued $27,586 and $14,414 in interest on related party loans.